COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
	December 31, 2016
	RMB’000	US$’000

2017	9,573	1,379
2018	229	33

	9,802	1,412